7. Income Taxes (June 2017) (Details Narrative)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Sep. 30, 2016	Sep. 30, 2015
Income Tax Disclosure [Abstract]
Effective tax rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%